Materials and supplies	12 Months Ended
Dec. 31, 2017
Materials and supplies [Abstract]
Materials and supplies
9	Materials and supplies
  Materials and supplies at December 31, 2017 and 2016, are summarized as follows:
	2017	2016
Spare parts	$43,335	$75,909
Fuels	14,361	29,722
Others	365	669
	$58,061	$106,300